Assets subject to lien and assets acquired through foreclosures_Assets subjected to lien (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Assets pledged as collateral [Line Items]
Total		₩ 14,797,621	₩ 12,132,263
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 259,835	₩ 19,720
Collateral given to		Kookmin bank and others	Nonghyup bank
Reason for collateral	[1]	Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 157,021
Collateral given to		Korea Securities Depository
Reason for collateral		Securities borrowing collateral
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 42,428
Collateral given to		Shinhan Investment Corp.
Reason for collateral		Collateral for futures transaction
Korean corporate debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 168,327
Collateral given to			Kookmin bank and others
Reason for collateral	[1]		Related to bonds sold under repurchase agreements
Korean corporate debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 3,008
Collateral given to			Eugene investment & futures co., Ltd.
Reason for collateral			Collateral for futures transaction
Korean financial institutions' debt securities and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 148,961	₩ 219,938
Collateral given to		Korea Securities Depository	Nonghyup bank and others
Reason for collateral		Securities borrowing collateral	Related to bonds sold under repurchase agreements	[1]
Korean financial institutions' debt securities and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 150,496
Collateral given to		Kookmin bank and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Korean financial institutions' debt securities and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 19,958
Collateral given to		TIMEFOLIO Co., Ltd
Reason for collateral		Collateral for futures transaction
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 473
Collateral given to		Korea Securities Depository
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Korean financial institutions' debt securities and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,621,941	₩ 5,127,383
Collateral given to		The BOK and others	The BOK and others
Reason for collateral		Settlement risk and others	Settlement risk and others
Foreign financial institutions' debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 137,842	₩ 56,975
Collateral given to		STANDARD BANKLONDON LTD	Spain BBVA and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements
Korean corporate debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 9,042
Collateral given to			Nonghyup bank and others
Reason for collateral			Collateral for futures transaction
Korean treasury and government bonds
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 5,570
Collateral given to			Korea Securities Depository
Reason for collateral	[1]		Related to bonds sold under repurchase agreements
Korean treasury and government bonds and others
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 8,111,193	₩ 6,190,630
Collateral given to		The BOK and others	The BOK and others
Reason for collateral		Settlement risk and others	Settlement risk and others
Foreign financial institutions' debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 40,987	₩ 37,271
Collateral given to		NATIXIS and others	NATIXIS and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements
Foreign financial institutions' debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 14,377
Collateral given to		Federal Reserve Bank
Reason for collateral		Related to the borrowing limit
Due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 11,352
Collateral given to			Branch of IBK at Phnom Penh and others
Reason for collateral			Collateral deposits for local currency borrowings
Due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,500	₩ 1,500
Collateral given to		Daishin AMC Co., Ltd. and others	Daishin AMC and others
Reason for collateral		Right of pledge	Right of pledge
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 39,005	₩ 17,345
Collateral given to		Samsung Securities Co., Ltd. and others	Samsung Securities Co., Ltd. and others
Reason for collateral		Margin deposit for futures or option	Margin deposit for futures or option
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 47,805
Collateral given to		Korea Federation of Savings Banks
Reason for collateral		Domestic exchange business
Other due from banks in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 755,177	₩ 180,919
Collateral given to		JPMORGAN CHASE BANK and others	Korea Investment & Securities Co., Ltd. and others
Reason for collateral		Collateral for CSA and others	Foreign margin deposit for future or option and others
Foreign currency loanloans
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 50,088	₩ 82,594
Collateral given to		Industrial and Commercial Bank of China	Industrial and Commercial Bank of China
Reason for collateral	[1]	Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements
Mortgage loan
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 3,190,889
Collateral given to		Public offering
Reason for collateral		Related to covered bonds
Land and building
Assets pledged as collateral [Line Items]
Investment property, pledged as security		₩ 5,676
Collateral given to		Credit Counselling & Recovery Service and others
Reason for collateral		Right to collateral and others
Land and building
Assets pledged as collateral [Line Items]
Property, plant and equipment, pledged as security		₩ 1,969	₩ 689
Collateral given to		Credit Counselling & Recovery Service and others	Credit Counselling & Recovery Service and others
Reason for collateral		Right to collateral and others	Right to collateral and others

[1]	The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.